Acquisitions - Preliminary Allocation of the Fair Value of the Valspar Acquisition (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase Price Allocation
Goodwill		$ 6,814,345		$ 6,956,702	$ 6,814,345	$ 1,126,892	$ 1,143,333
Total, net of cash					8,810,315
Measurement Period Adjustments
Goodwill				$ 213,594	5,675,244
Valspar
Purchase Price Allocation
Cash	$ 129,100	129,100	$ 129,100		129,100
Accounts receivable	817,500	817,500	817,500		817,500
Inventories	684,400	684,500	684,400		684,500
Indefinite-lived trademarks	614,300	775,900	614,300		775,900
Finite-lived intangible assets	4,922,900	5,071,800	4,922,900		5,071,800
Goodwill	5,888,800	5,675,200	5,888,800		5,675,200
Property, plant and equipment	840,700	833,000	840,700		833,000
All other assets	235,100	231,100	235,100		231,100
Accounts payable	(553,200)	(553,200)	(553,200)		(553,200)
Long-term debt	(1,603,500)	(1,603,500)	(1,603,500)		(1,603,500)
Deferred taxes	(1,915,900)	(2,028,900)	(1,915,900)		(2,028,900)
All other liabilities	(1,120,800)	(1,093,100)	(1,120,800)		(1,093,100)
Total	8,939,400	8,939,400	8,939,400		$ 8,939,400
Total, net of cash	$ 8,810,300	$ 8,810,300
Measurement Period Adjustments
Cash
Accounts receivable
Inventories			(100)
Indefinite-lived trademarks			(161,600)
Finite-lived intangible assets			(148,900)
Goodwill			213,600
Property, plant and equipment			7,700
All other assets			4,000
Accounts payable
Long-term debt
Deferred taxes			113,000
All other liabilities			(27,700)
Total			0
Total, net of cash